Significant Accounting Policies - Schedule of Concentrations of Risk Percentage (Detail) - Customer Concentration Risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Customer A | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.00%	15.70%	11.80%	21.60%	18.40%	31.40%
Customer A | Accounts Receivable, Net
Significant Accounting Policies [Line Items]
Concentration risk, percentage			39.60%			29.90%
Customer B | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.70%				13.50%
Customer B | Accounts Receivable, Net
Significant Accounting Policies [Line Items]
Concentration risk, percentage					15.10%	14.90%
Customer C | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		35.00%		19.10%	15.40%
Customer C | Accounts Receivable, Net
Significant Accounting Policies [Line Items]
Concentration risk, percentage					13.20%
Genentech, Inc. | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage	43.90%		43.70%